Loans and borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Total loans and borrowings	€ 64,398	€ 80,980	€ 99,107
Current Loans And Borrowings	25,483	19,960	21,202
Non-Current Loans And Borrowings.	38,915	61,020	77,905
K€35,000 EIB bank loan
Loans and borrowings
Total loans and borrowings	21,667	27,500	33,333
K€28,000 acquisition bank loan
Loans and borrowings
Total loans and borrowings	10,000	12,559	15,604
K€17,700 secured bank loans
Loans and borrowings
Total loans and borrowings	14,904	16,165	16,592
K€12,300 bank loans ACTech
Loans and borrowings
Total loans and borrowings	3,546	5,860	8,160
K€5,000 other facility loan
Loans and borrowings
Total loans and borrowings	1,496	1,881	2,248
Bank investment loans - top 20 outstanding
Loans and borrowings
Total loans and borrowings	4,778	8,828	12,852
Bank investment loans - other
Loans and borrowings
Total loans and borrowings		606	1,569
Lease liabilities
Loans and borrowings
Total loans and borrowings	7,943	7,485	8,621
Related party loan
Loans and borrowings
Total loans and borrowings	€ 64	€ 96	€ 128